CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
Cash, cash equivalents and other investments [Abstract]
Schedule of Other Investments

	As of December 31,
	2024	2023

(i) Other investments
Investments in debt instruments and other	22,823	210,774
Other investments	156	156

Other investments, net – Non-current	22,979	210,930

Schedule of Cash and Cash Equivalents

	As of December 31,
	2024	2023

(i) Other investments
Other deposits with maturity of more than three months	2,160,051	1,975,646

Other investments - Current	2,160,051	1,975,646

(ii) Cash and cash equivalents
Cash and banks	456,385	492,684
Restricted cash	2,746	3,129
Short-term bank deposits	413,965	478,778
Other deposits with maturity of less than three months	818,167	871,422

Cash and cash equivalents	1,691,263	1,846,013